Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Treasury Stock CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Parent CNY (¥)	Parent USD ($)	Noncontrolling Interest CNY (¥)	Class A CNY (¥) shares	Class B CNY (¥) shares	CNY (¥) shares	USD ($) shares
Balance (in shares) at Dec. 31, 2016 | shares	(1,287,205)							21,003,533	8,515,000
Balance at Dec. 31, 2016	¥ (130,439)	¥ 1,226,216	¥ 2,241,694	¥ (5,433)	¥ 3,332,137		¥ 59,135	¥ 70	¥ 29	¥ 3,391,272
Net Income			769,124		769,124		(13,745)			755,379
Termination of redeemable non-controlling interest of a subsidiary (Note 13)			(6,201)		(6,201)					(6,201)
Share-based compensation		93,635			93,635					¥ 93,635
Vesting of restricted shares | shares								115,995
Issuance of ordinary shares upon exercise of options (in shares) | shares								203,174		203,174	203,174
Issuance of ordinary shares upon exercise of options		19,691			19,692			¥ 1		¥ 19,692
Repurchase of ordinary shares | shares	(99,347)									(99,347)	(99,347)
Repurchase of ordinary shares	¥ (31,280)				(31,280)					¥ (31,280)	$ (4,809)
Conversion of convertible notes, Shares | shares								108,554
Conversion of convertible notes, Value		33,266			33,266					33,266
Other comprehensive income-foreign currency translation adjustments				(33,849)	(33,849)		(27)			(33,876)
Other comprehensive income-change in fair value of available-for-sale investments				252,706	252,706					252,706
Non-controlling Interest capital injection							35,123			35,123
Non-controlling Interest capital divestment		30			30		(2,000)			(1,970)
Transfer of Class B shares to Class A shares | shares								50,000	(50,000)
Retirement of treasury stock, Shares | shares	1,246,073							(1,246,073)
Retirement of treasury stock, Value	¥ 121,452		(121,448)					¥ (4)
Balance (in shares) at Dec. 31, 2017 | shares	(140,479)							20,235,183	8,465,000
Balance at Dec. 31, 2017	¥ (40,267)	1,372,838	2,883,169	213,424	4,429,260		78,486	¥ 67	¥ 29	4,507,746
Net Income			811,297		811,297		(7,551)			803,746
Impact of ASU 2016-01 (Note 2(j))			251,641	(251,641)
Share-based compensation		112,763			112,763					¥ 112,763
Vesting of restricted shares | shares								133,010
Issuance of ordinary shares upon exercise of options (in shares) | shares								201,630		201,630	201,630
Issuance of ordinary shares upon exercise of options		45,895			45,896			¥ 1		¥ 45,896
Conversion of convertible notes, Shares | shares								1,170,430
Conversion of convertible notes, Value		364,068			364,072			¥ 4		364,072
Other comprehensive income-foreign currency translation adjustments				75,841	75,841		(89)			75,752
Other comprehensive income-change in fair value of available-for-sale investments				(1,429)	(1,429)					(1,429)
Non-controlling Interest capital injection							63,929			63,929
Impact of acquisition							290,663			290,663
Disposal of a subsidiary							(87,761)			(87,761)
Transfer of Class B shares to Class A shares | shares								150,000	(150,000)
Transfer of Class B shares to Class A shares, value								¥ 1	¥ (1)
Balance (in shares) at Dec. 31, 2018 | shares	(140,479)							21,890,253	8,315,000
Balance at Dec. 31, 2018	¥ (40,267)	1,895,564	3,946,107	36,195	5,837,700		337,677	¥ 73	¥ 28	6,175,377
Net Income			829,151		829,151		34,608			863,759
Share-based compensation		94,897			94,897					¥ 94,897
Vesting of restricted shares | shares								124,592
Issuance of ordinary shares upon exercise of options (in shares) | shares								152,410		152,410	152,410
Issuance of ordinary shares upon exercise of options		31,685			31,686			¥ 1		¥ 31,686
Conversion of convertible notes, Shares | shares								457,881
Conversion of convertible notes, Value		141,537			141,539			¥ 2		141,539
Other comprehensive income-foreign currency translation adjustments				61,651	61,651		(50)			61,601	$ 8,848
Other comprehensive income-change in fair value of available-for-sale investments				(797)	(797)					(797)
Non-controlling Interest capital injection		17,640			17,640	$ 2,534	500,973			518,613
Impact of acquisition							1,001			1,001
Return of non-controlling interests of subsidiaries							(6,988)			(6,988)
Disposal of a subsidiary							(5,728)			(5,728)
Retirement of treasury stock, Shares | shares	140,479							(140,479)
Retirement of treasury stock, Value	¥ 40,267		(40,266)					¥ (1)
Balance (in shares) at Dec. 31, 2019 | shares								22,484,657	8,315,000
Balance at Dec. 31, 2019		¥ 2,181,323	¥ 4,734,992	¥ 97,049	¥ 7,013,467		¥ 861,493	¥ 75	¥ 28	¥ 7,874,960	$ 1,131,167